Risk and Capital Management	12 Months Ended
Dec. 31, 2024
Risk And Capital Management
Risk and Capital Management

Note 32 - Risk and Capital Management

a) Corporate Governance

To undertake and manage risks is one of the activities of ITAÚ UNIBANCO HOLDING. For this reason, the institution must have clearly established risk management objectives. In this context, the risk appetite defines the nature and the level of risks acceptable for the institution, while the risk culture guides the attitudes required to manage them. ITAÚ UNIBANCO HOLDING invests in robust risk management processes and capital management, that are the basis for its strategic decisions to ensure business sustainability and maximize shareholder value creation.

Foremost among processes for proper risk and capital management are the Risk Appetite Statement (RAS) and the implementation of a continuous, integrated risk management structure, the stress test program, the establishment of a Risk Committee, and the nomination at BACEN of a Chief Risk Officer (CRO), with roles and responsibilities assigned, and requirements for independence.

These processes are aligned with the guidelines of the Board of Directors and Executive which, through collegiate bodies, define the global objectives expressed as targets and limits for the business units that manage risk. Control and capital management units, in turn, support ITAÚ UNIBANCO HOLDING’s management by monitoring and analyzing risk and capital.

The principles that provide the risk management and the risk appetite foundations, as well as guidelines regarding the actions taken by ITAÚ UNIBANCO HOLDING’s employees in their daily routines are as follows:

    •   Sustainability and customer satisfaction: the vision of ITAÚ UNIBANCO HOLDING is to be a leading bank in sustainable performance and customer satisfaction. For this reason, the institution is concerned about creating shared values for employees, customers, shareholders and society to ensure the longevity of the business. ITAÚ UNIBANCO HOLDING is concerned about doing business that is good for customers and for the institution.

    •   Risk culture: the institution's risk culture goes beyond policies, procedures and processes. It strengths the individual and collective responsibility of all employees so that they will do the right thing at the right time and in the proper manner, respecting the ethical way of doing business. It is based on four principles: conscious risk taking, discussions and actions on the institution’s risks and everyone's responsibility for risk management, which encourage the understanding and the open discussion about risks, so that they are kept within the risk appetite levels established and each employee individually, regardless of their position, area or duties, may also assume responsibility for managing the risks of the business.

    •   Risk Pricing: ITAÚ UNIBANCO HOLDING operates and assumes risks in business that it knows and understands, avoids the ones that are unknown or that do not provide competitive advantages, and carefully assesses risk-return ratios.

    •   Diversification: the institution has low appetite for volatility in its results. Accordingly, it operates with a diversified base of customers, products and business.

    •   Operational excellence: ITAÚ UNIBANCO HOLDING intends to provide agility, as well as a robust and stable infrastructure, in order to offer high quality services.

    •   Ethics and respect for regulations: at ITAÚ UNIBANCO HOLDING, ethics is non-negotiable. For this reason, the institution promotes an institutional environment of integrity, educating its employees to cultivate ethical relationships and businesses, as well as respecting the norms, and therefore looking after the institution’s reputation.

The Board of Directors is the main body responsible for establishing guidelines, policies and approval levels for risk and capital management. The Capital and Risk Management Committee (CGRC), in turn, is responsible for supporting the Board of Directors in managing capital and risk. At the executive level, collegiate bodies, that perform delegated duties in the risk and capital management, presided over by the Chief Executive Officer (CEO) of ITAÚ UNIBANCO HOLDING, are responsible for capital and risk management, and their decisions are monitored by the CGRC.

To support this structure, the Risk Department has departments to ensure, on an independent and centralized basis, that the institution’s risks and capital are managed in compliance with the defined policies and procedures.

ITAÚ UNIBANCO HOLDING’s risk management organizational structure complies with Brazilian and international regulations in place and is aligned with the market’s best practices, including governance for identifying emerging risks, which are those with medium and long-term impact potentially material about the business.

Responsibilities for risk management at ITAÚ UNIBANCO HOLDING are structured according to the concept of three lines of defense, namely:

    •   1st line of defense: business areas and corporate support areas manage risks they give rise to, by identifying, assessing, controlling and reporting such risks.

    •   2nd line of defense: risk area, an independent unit that provides central control, ensuring that risks of ITAÚ UNIBANCO HOLDING are managed and are supported by risk management principles (risk appetite, policies, established procedures and dissemination of the risk culture in the business). This centralized control provides the Board of Directors and executives with a global overview of ITAÚ UNIBANCO HOLDING’s exposure, to ensure correct and timely corporate decisions.

    •   3rd line of defense: internal audit, which is linked to the Board of Directors and provides an independent assessment of the institution’s activities, so that senior management can see that controls are adequate, risk management is effective and institutional standards and regulatory requirements are being complied with.

ITAÚ UNIBANCO HOLDING uses robust automated systems for compliance with capital regulations, as well as for measuring risks in accordance with the regulatory determinations and models in place. It also monitors adherence to the qualitative and quantitative regulators’ minimum capital and risk management requirements.

Aiming at strengthening its values and aligning the behavior of its employees with risk management guidelines, ITAÚ UNIBANCO HOLDING adopts several initiatives to disseminate and strengthen a risk culture based on four principles: conscious risk taking, discussions and actions on the institution’s risks and everyone's responsibility for risk management. These principles serve as a basis for ITAÚ UNIBANCO HOLDING guidelines, helping employees to conscientiously understand, identify, measure, manage and mitigate risks.

b) Risk Management

Risk Appetite

Risk Appetite articulates the Board of Directors' set of guidelines about strategy and risk taking, defining the nature and level of risks acceptable to the organization, and considering management capacity on an effective and prudent way, the strategic objectives, the conditions of competitiveness and the regulatory environment.

ITAÚ UNIBANCO HOLDING has a risk appetite policy, which was established and approved by the Board of Directors and guides the institution’s business strategy. The risk appetite of ITAÚ UNIBANCO HOLDING is based on the Board of Director’s statement:

“We are a universal bank, operating predominantly in Latin America. Supported by our risk culture, we operate based on rigorous ethical and regulatory compliance standards, seeking high and growing results, with low volatility, by means of the long-lasting relationship with clients, correctly pricing risks, well-distributed fund-raising and proper use of capital.”

Based on this declaration, the bank established six dimensions, each of which comprising a set of metrics associated with the key risks involved, combining complementary measurements and seeking a comprehensive view of its exposure:

    •   Capitalization: establishes that ITAÚ UNIBANCO HOLDING should have sufficient capital to protect itself against a serious recession or stress events without the need to adjust its capital structure under adverse circumstances. It is monitored by following up the ITAÚ UNIBANCO HOLDING’s capital ratios, in usual or stress situations, and the institution’s debt issue ratings.

    •   Liquidity: establishes that the ITAÚ UNIBANCO HOLDING’s liquidity should be able to support long stress periods. It is monitored by following up on liquidity ratios.

    •   Composition of results: establishes that business will mainly focus on Latin America, where ITAÚ UNIBANCO HOLDING will have a diversified range of customers and products, with low appetite for results volatility and high risk. This dimension includes business and profitability, as well as market risk and IRRBB, underwriting and credit risk, including social, environmental and climate dimensions. The metrics monitored by the bank seek to ensure, by means of exposure concentration limits such as, for example, industry sectors, quality of counterparties, countries and geographic regions and risk factors, a suitable composition of the bank’s portfolios, aiming at low volatility of results and business sustainability.

    •   Operational risk: focuses on controlling operational risk events that may adversely impact the bank’s business strategy and operations. This control is carried out by monitoring key operational risk events and incurred losses.

    •   Reputation: deals with risks that may impact brand value and the institution’s reputation before its customers, employees, regulators, investors and the general public. In this dimension, risks are monitored by observation of the institution’s conduct.

    •   Customer: addresses risks that may compromise customer satisfaction and experience, and is monitored by tracking customer satisfaction, direct impacts on customers, and suitability indicators.

The Board of Directors is responsible for approving risk appetite guidelines and limits, performing its activities with the support of the Risk and Capital Management Committee (CGRC) and the Chief Risk Officer (CRO).

Metrics are regularly monitored and must comply with the limits defined. The monitoring is reported to the risk commissions and to the Board of Directors, which will guide the use of preventive measures to ensure that exposures are in line with the ITAÚ UNIBANCO HOLDING’s strategy.

I - Credit risk

The possibility of losses arising from failure by a borrower, issuer or counterparty to meet their financial obligations, the impairment of a loan due to downgrading of the risk rating of the borrower, the issuer or the counterparty, a decrease in earnings or remuneration, advantages conceded on renegotiation or the costs of recovery.

There is a credit risk control and management structure, centralized and independent from the business units, that provides for operating limits and risk mitigation mechanisms, and also establishes processes and tools to measure, monitor and control the credit risk inherent in all products, portfolio concentrations and impacts of potential changes in the economic environment.

The credit policy of ITAÚ UNIBANCO HOLDING is based on internal criteria such as: classification of customers, portfolio performance and changes, default levels, rate of return and economic capital allocated, among others, and also take into account external factors such as interest rates, market default indicators, inflation, changes in consumption, and so on.

With respect to individuals, small and medium companies, retail public, the credit ratings are assigned based on statistical application (in the early stages of relationship with a customer) and behavior score (used for customers with whom ITAÚ UNIBANCO HOLDING already has a relationship) models.

For wholesale public and agro, the classification is based on information such as the counterparty’s economic and financial situation, its cash-generating capacity, and the business group to which it belongs, the current and prospective situation of the economic sector in which it operates, in accordance with the guidelines of the Sustainability and Social and Environmental Responsibility Policy (PRSA) and specific manuals and procedures of ITAÚ UNIBANCO HOLDING. Credit proposals are analyzed on a case-by-case basis through the approval governance. The concentrations are monitored continuously for economic sectors and largest debtors, allowing preventive measures to be taken to avoid the violation of the established limits.

ITAÚ UNIBANCO HOLDING strictly controls the credit exposure of customers and counterparties, taking action to address situations in which the current exposure exceeds what is desirable. For this purpose, measures provided for in loan agreements are available, such as accelerated maturity or a requirement for additional collateral.

I.I - Collateral and policies for mitigating credit risk

ITAÚ UNIBANCO HOLDING uses guarantees to increase its capacity for recovery in operations exposed to credit risk. The guarantees may be personal, secured, legal structures with mitigating power and offset agreements.

Managerially, for collateral to be considered instruments that mitigate credit risk, it must comply with the requirements and standards that regulate such instruments, both internal and external ones, and they must be legally valid (effective), enforceable, and assessed on a regular basis.

ITAÚ UNIBANCO HOLDING also uses credit derivatives, such as single-name CDS, to mitigate credit risk of its portfolios of loans and securities. These instruments are priced based on models that use the fair value of market inputs, such as credit spreads, recovery rates, correlations and interest rates.

I.II - Governance and measurement of expected credit loss

Both the credit risk and the finance areas are responsible for defining the methods used to measure expected credit loss and for periodically assessing changes in the provision amounts.

These areas monitor the trends observed in provisions for expected credit losses by business, in addition to establishing an initial understanding of the variables that may trigger changes in the allowance for loan losses, the probability of default (PD) or the loss given default (LGD).

Once the trends have been identified and an initial assessment of the variables has been made at the corporate level, the business areas are responsible for further analyzing these trends in more detail and for each business, in order to understand the underlying reasons for the trends and to decide whether changes are required in credit policies.

ITAÚ UNIBANCO HOLDING calculates the expected credit loss of the Retail business portfolio by multiplying the expected historical credit loss by the EAD (Exposure at Default) amount. For the Wholesale business portfolio, the PD, LGD and EAD parameters are multiplied.

Sensitivity analysis

ITAÚ UNIBANCO HOLDING prepares studies on the impact of estimates in the calculation of expected credit loss. The expected loss models use three different scenarios: Optimistic, Base and Pessimistic. In Brazil, where operations are substantially carried out, these scenarios are combined by weighting their probabilities: 15%, 55% and 30%, respectively, which are updated so as to reflect the new economic conditions. For loan portfolios originated in other countries, the scenarios are weighted by different probabilities, considering regional economic aspects and conditions.

The table below shows the amount of financial assets at amortized cost and at fair value through other comprehensive income, expected loss and the impacts on the calculation of expected credit loss in the adoption of 100% of each scenario:

12/31/2024					12/31/2023
Financial Assets (1)	Expected Loss	Reduction/(Increase) of Expected Loss			Financial Assets (1)	Expected Loss	Reduction/(Increase) of Expected Loss
		Pessimistic scenario	Base scenario	Optimistic scenario			Pessimistic scenario	Base scenario	Optimistic scenario
1,464,464	(52,936)	(2,183)	538	1,347	1,302,826	(51,884)	(2,298)	422	1,090
1)	Composed of Loan operations, lease operations and securities.

Expected loss comprises Expected credit loss for Financial guarantees R$ (988) (R$ (887) at 12/31/2023) and Loan commitments R$ (3,940) (R$ (3,311) at 12/31/2023).

I.III - Classification of Stages of Credit Impairment

The accounting policy on expected credit loss is presented in Note 2c IV.

ITAÚ UNIBANCO HOLDING uses customers’ internal information, statistic models, days of default and quantitative analysis in order to determine the credit risk of the financial assets.

The rules to change stage are determined according to historical behavior of ITAÚ UNIBANCO HOLDING’s product portfolios and consider:

    •   Stage 1 to stage 2: delay or evaluation of probability of default (PD) triggers.

For Retail business portfolios, ITAÚ UNIBANCO HOLDING migrates credit contracts overdue for over 30 days to stage 2, except payroll loans to public bodies (45 days in arrears) and INSS (45 days in arrears) due to the dynamics of product transfer payments and portfolio risk.

For agreements with delay less than 30 days, the migration to stage 2 occurs if the financial asset exceeds the allowance for loan losses established by the risk appetite approved by ITAÚ UNIBANCO HOLDING’s Management for each portfolio, whereas the others remain in stage 1.

For the Wholesale business portfolio, ITAÚ UNIBANCO HOLDING migrates to stage 2 the contracts of the same economic subgroup when there is a delay exceeding 30 days in an amount considered material.

For contracts overdue for less than 30 days, ITAÚ UNIBANCO HOLDING determines a rating limit by economic subgroup that, if exceeded, causes the migration of all economic subgroup’s contracts to stage 2. If the economic subgroup’s rating is lower than the limit established for stage 2, the significant increase in credit risk is verified through the relative variation of the economic subgroup’s rating in relation to the rating established 12 months before.

    •   Stage 3: default parameters are used to identify stage 3, the main ones are: 90 days in arrears in the payment of principal and charges, except for the mortgage loan portfolio, which are considered 180 days in arrears; debt restructuring; filing for bankruptcy; loss; and court-supervised recovery. The financial asset, at any stage, can migrate to stage 3 when showing default parameters.

After a certain credit status has been defined for an agreement, it is classified in one of the three stages of credit deterioration. Based on this classification, rules for measuring expected credit loss in each stage are used, as described in Note 2c IV.

I.IV - Maximum Exposure of Financial Assets to Credit Risk

	12/31/2024			12/31/2023
	Brazil	Abroad	Total	Brazil	Abroad	Total
Financial assets	1,929,282	583,321	2,512,603	1,772,360	466,854	2,239,214
At Amortized Cost	1,340,099	412,007	1,752,106	1,206,141	334,680	1,540,821
Interbank deposits	26,709	40,222	66,931	22,248	28,759	51,007
Securities purchased under agreements to resell	238,593	4,627	243,220	235,656	2,665	238,321
Securities	302,599	24,908	327,507	227,232	33,511	260,743
Loan and lease operations	708,917	316,576	1,025,493	658,471	252,119	910,590
Other financial assets	103,711	33,002	136,713	102,555	25,144	127,699
(-) Provision for expected loss	(40,430)	(7,328)	(47,758)	(40,021)	(7,518)	(47,539)
At Fair Value through Other Comprehensive Income	31,268	75,035	106,303	53,130	76,909	130,039
Securities	31,268	75,035	106,303	53,130	76,909	130,039
At Fair Value through Profit or Loss	557,915	96,279	654,194	513,089	55,265	568,354
Securities	533,887	26,256	560,143	497,042	14,710	511,752
Derivatives	22,416	70,023	92,439	14,696	40,555	55,251
Other financial assets	1,612	-	1,612	1,351	-	1,351
Financial liabilities - Provision for expected loss	4,298	630	4,928	3,706	492	4,198
Loan commitments	3,648	292	3,940	3,062	249	3,311
Financial guarantees	650	338	988	644	243	887
Off-balance sheet	609,945	86,714	696,659	485,517	68,033	553,550
Financial guarantees	95,890	28,025	123,915	83,413	19,209	102,622
Letters of credit to be released	72,930	-	72,930	20,850	-	20,850
Loan commitments	441,125	58,689	499,814	381,254	48,824	430,078
Mortgage loans	21,136	-	21,136	16,368	-	16,368
Overdraft accounts	187,426	-	187,426	171,725	-	171,725
Credit cards	228,347	4,703	233,050	189,141	3,297	192,438
Other pre-approved limits	4,216	53,986	58,202	4,020	45,527	49,547
Total	2,534,929	669,405	3,204,334	2,254,171	534,395	2,788,566

Amounts shown for credit risk exposure are based on gross book value and do not take into account any collateral received or other added credit improvements.

The contractual amounts of financial guarantees and letters of credit cards represent the maximum potential of credit risk in the event that a counterparty does not meet the terms of the agreement. The vast majority of loan commitments (mortgage loans, overdraft accounts and other pre-approved limits) mature without being drawn, since they are renewed monthly and can be cancelled unilaterally.

As a result, the total contractual amount does not represent our real future exposure to credit risk or the liquidity needs arising from such commitments.

I.IV.I - By business sector

Loan and lease operations

	12/31/2024%		12/31/2023%
Industry and commerce	222,945	21.7%	186,198	20.4%
Services	207,437	20.2%	182,795	20.1%
Other sectors	45,930	4.5%	38,078	4.2%
Individuals	549,181	53.6%	503,519	55.3%
Total	1,025,493	100.0%	910,590	100.0%

Other financial assets (1)

	12/31/2024%		12/31/2023%
Public sector	871,579	62.4%	831,963	66.7%
Services	196,419	14.1%	150,100	12.0%
Other sectors	181,722	13.0%	145,163	11.7%
Financial	146,823	10.5%	119,887	9.6%
Total	1,396,543	100.0%	1,247,113	100.0%
1)	Includes Financial Assets at Fair Value through Profit or Loss, Financial Assets at Fair Value through Other Comprehensive Income and Financial Assets at Amortized Cost, except for Loan and lease operations and Other financial assets.

The exposure of Off-balance sheet financial instruments (Financial guarantees and Loan commitments) is neither categorized nor managed by business sector.

I.IV.II - By type and classification of credit risk

Loan and lease operations

	12/31/2024
	Stage 1				Stage 2				Stage 3				Total Consolidated of 3 Stages
	Loan operations	Loan commitments	Financial guarantees	Total	Loan operations	Loan commitments	Financial guarantees	Total	Loan operations	Loan commitments	Financial guarantees	Total	Loan operations	Loan commitments	Financial guarantees	Total
Individuals	347,749	290,397	816	638,962	66,468	11,946	2	78,416	31,357	48	-	31,405	445,574	302,391	818	748,783
Corporate	157,973	36,191	81,401	275,565	1,015	60	800	1,875	1,852	165	2,870	4,887	160,840	36,416	85,071	282,327
Micro/small and medium companies	171,866	106,004	13,163	291,033	12,222	1,195	159	13,576	10,104	82	175	10,361	194,192	107,281	13,497	314,970
Foreign loans - Latin America	199,065	50,716	23,965	273,746	14,004	2,862	534	17,400	11,818	148	30	11,996	224,887	53,726	24,529	303,142
Total	876,653	483,308	119,345	1,479,306	93,709	16,063	1,495	111,267	55,131	443	3,075	58,649	1,025,493	499,814	123,915	1,649,222
%	59.3%	32.7%	8.0%	100.0%	84.2%	14.4%	1.4%	100.0%	94.0%	0.8%	5.2%	100.0%	62.2%	30.3%	7.5%	100.0%

	12/31/2023
	Stage 1				Stage 2				Stage 3				Total Consolidated of 3 Stages
	Loan operations	Loan commitments	Financial guarantees	Total	Loan operations	Loan commitments	Financial guarantees	Total	Loan operations	Loan commitments	Financial guarantees	Total	Loan operations	Loan commitments	Financial guarantees	Total
Individuals	317,335	246,809	550	564,694	63,579	10,972	2	74,553	35,702	147	-	35,849	416,616	257,928	552	675,096
Corporate	130,916	30,053	70,585	231,554	956	461	146	1,563	4,589	35	2,666	7,290	136,461	30,549	73,397	240,407
Micro/small and medium companies	145,422	95,886	11,053	252,361	13,087	1,216	110	14,413	10,601	90	201	10,892	169,110	97,192	11,364	277,666
Foreign loans - Latin America	166,981	42,206	16,325	225,512	12,077	2,091	958	15,126	9,345	112	26	9,483	188,403	44,409	17,309	250,121
Total	760,654	414,954	98,513	1,274,121	89,699	14,740	1,216	105,655	60,237	384	2,893	63,514	910,590	430,078	102,622	1,443,290
%	59.7%	32.6%	7.7%	100.0%	84.9%	14.0%	1.1%	100.0%	94.8%	0.6%	4.6%	100.0%	63.1%	29.8%	7.1%	100.0%

Internal rating	12/31/2024				12/31/2023
	Stage 1	Stage 2	Stage 3	Total loan operations	Stage 1	Stage 2	Stage 3	Total loan operations
Low	817,782	68,406	-	886,188	702,746	65,971	-	768,717
Medium	58,817	14,214	-	73,031	57,893	12,087	-	69,980
High	54	11,089	-	11,143	15	11,641	-	11,656
Credit-impaired	-	-	55,131	55,131	-	-	60,237	60,237
Total	876,653	93,709	55,131	1,025,493	760,654	89,699	60,237	910,590
%	85.5%	9.1%	5.4%	100.0%	83.5%	9.9%	6.6%	100.0%

Other financial assets

	12/31/2024
	Fair value	Stage 1		Stage 2		Stage 3
		Cost	Fair value	Cost	Fair value	Cost	Fair value
Investment funds	37,103	3,891	3,501	33,707	33,558	44	44
Government securities	625,393	634,227	625,393	-	-	-	-
Brazilian government	537,924	546,673	537,924	-	-	-	-
Other government	-	36	-	-	-	-	-
Latin America	47,847	47,830	47,847	-	-	-	-
Abroad	39,622	39,688	39,622	-	-	-	-
Corporate securities	327,802	325,789	319,114	4,247	3,686	9,219	5,002
Rural product note	61,009	60,013	59,842	880	797	564	370
Real estate receivables certificates	7,529	6,970	6,867	530	521	141	141
Bank deposit certificate	583	582	583	-	-	-	-
Debentures	162,883	161,571	157,825	941	757	8,084	4,301
Eurobonds and other	7,896	7,932	7,754	144	142	-	-
Financial bills	33,336	33,324	33,335	1	1	-	-
Promissory and commercial notes	17,496	17,350	17,333	176	163	-	-
Other	37,070	38,047	35,575	1,575	1,305	430	190
Total	990,298	963,907	948,008	37,954	37,244	9,263	5,046
	12/31/2023
	Fair value	Stage 1		Stage 2		Stage 3
		Cost	Fair value	Cost	Fair value	Cost	Fair value
Investment funds	26,570	21,030	20,559	5,971	5,971	40	40
Government securities	610,756	610,088	610,756	-	-	-	-
Brazilian government	520,964	520,375	520,964	-	-	-	-
Other government	-	36	-	-	-	-	-
Latin America	54,612	54,443	54,612	-	-	-	-
Abroad	35,180	35,234	35,180	-	-	-	-
Corporate securities	264,354	262,020	258,662	6,433	5,135	1,433	557
Rural product note	42,159	41,685	41,646	322	310	331	203
Real estate receivables certificates	7,562	7,631	7,562	-	-	-	-
Bank deposit certificate	191	181	181	10	10	-	-
Debentures	135,134	132,727	131,279	4,693	3,530	842	325
Eurobonds and other	7,037	6,858	6,859	175	171	24	7
Financial bills	24,125	24,114	24,114	13	11	-	-
Promissory and commercial notes	12,832	12,503	12,472	361	360	-	-
Other	35,314	36,321	34,549	859	743	236	22
Total	901,680	893,138	889,977	12,404	11,106	1,473	597

Other financial assets - Internal classification by level of risk

12/31/2024
Internal rating	Financial assets - At amortized cost		Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total
	Interbank deposits and securities purchased under agreements to resell	Securities
Low	310,151	318,322	630,444	106,267	1,365,184
Medium	-	5,133	21,735	18	26,886
High	-	4,052	403	18	4,473
Total	310,151	327,507	652,582	106,303	1,396,543
%	22.2%	23.5%	46.7%	7.6%	100.0%

12/31/2023
Internal rating	Financial assets - At amortized cost		Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total
	Interbank deposits and securities purchased under agreements to resell	Securities
Low	289,328	257,238	564,288	129,990	1,240,844
Medium	-	3,084	2,604	49	5,737
High	-	421	111	-	532
Total	289,328	260,743	567,003	130,039	1,247,113
%	23.2%	20.9%	45.5%	10.4%	100.0%

Financial assets at fair value through profit or loss includes Derivatives in the amount of R$ 92,439 (R$ 55,251 at 12/31/2023).

I.IV.III - Collateral for loan and lease operations

	12/31/2024				12/31/2023
	Over-collateralized assets		Under-collateralized assets		Over-collateralized assets		Under-collateralized assets
	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral
Individuals	172,391	456,428	3,127	2,736	154,321	398,935	3,601	3,173
Personal (1)	8,128	25,156	1,673	1,556	4,359	16,157	1,881	1,760
Vehicles (2)	31,859	70,772	1,119	1,026	31,230	73,967	1,315	1,240
Mortgage loans (3)	132,404	360,500	335	154	118,732	308,811	405	173
Micro/small, medium companies and corporates (4)	166,845	592,523	63,892	60,395	167,843	596,817	45,885	43,484
Foreign loans - Latin America (4)	188,756	374,316	12,731	4,201	160,734	304,597	8,340	2,508
Total	527,992	1,423,267	79,750	67,332	482,898	1,300,349	57,826	49,165
1)	In general requires financial guarantees.
2)	Vehicles themselves are pledged as collateral, as well as assets leased in lease operations.
3)	Properties themselves are pledged as collateral.
4)	Any collateral set forth in the credit policy of ITAÚ UNIBANCO HOLDING (chattel mortgage, surety/joint debtor, mortgage and other).

Of the total of loan and lease operations, R$ 417,751 (R$ 369,866 at 12/31/2023) represent unsecured loans.

I.IV.IV - Repossessed assets

The accounting policy on assets held for sale is presented in Note 2c V.

The repossessed assets intended for sale comprise, mainly, real estate and their sale includes periodic auctions that are previously disclosed to the market. Total repossessed assets in the period were R$ 794 (R$ 494 from 01/01 to 12/31/2023).

II - Market risk

Defined as the possibility of incurring financial losses from changes in the market value of positions held by a financial institution, including the risks of transactions subject to fluctuations in currency rates, interest rates, share prices, price indexes and commodity prices, as set forth by CMN. Price Indexes are also treated as a risk factor group.

Market risk is controlled by an area independent from the business areas, which is responsible for the daily activities of (i) risk measurement and assessment, (ii) monitoring of stress scenarios, limits and alerts, (iii) application, analysis and testing of stress scenarios, (iv) risk reporting to those responsible within the business areas, in compliance with the governance of ITAÚ UNIBANCO HOLDING, (v) monitoring of actions required to adjust positions and risk levels to make them realistic, and (vi) providing support for the safe launch of new financial products.

The market risk structure categorizes transactions as part of either the banking portfolio or the trading portfolio, in accordance with general criteria established by CMN Resolution No. 4,557, of February 23, 2017, and BCB Resolution No. 111, of July 6, 2021 and later changes. The trading portfolio consists of all transactions involving financial instruments and commodities, including derivatives, which are held for trading. The banking portfolio is basically characterized by transactions for the banking business, and transactions related to the management of the balance sheet of the institution, where there is no intention of sale and time horizons are medium and long term.

Market risk management is based on the following metrics:

    •   Value at risk (VaR): a statistical measure that estimates the expected maximum potential economic loss under normal market conditions, considering a certain time horizon and confidence level.

    •   Losses in stress scenarios (Stress Test): simulation technique to assess the behavior of assets, liabilities and derivatives of a portfolio when several risk factors are taken to extreme market situations (based on prospective and historical scenarios).

    •   Stop loss/Max drawdown: metrics used to revise positions, should losses accumulated in a fixed period reach a certain level.

    •   Concentration: cumulative exposure of a certain financial instrument or risk factor, calculated at market value (MtM – Mark to Market).

    •   Stressed VaR: statistical metric derived from the VaR calculation, with the purpose of simulating higher risk in the trading portfolio, taking returns that can be seen in past scenarios of extreme volatility.

Management of Interest Rate Risk in the Banking Book (IRRBB) is based on the following metrics:

    •   ΔEVE (Delta Economic Value of Equity): difference between the present value of the sum of repricing flows of instruments subject to IRRBB in a base scenario and the present value of the sum of repricing flows of these instruments in a scenario of shock in interest rates.

    •   ΔNII (Delta Net Interest Income): difference between the result of financial intermediation of instruments subject to IRRBB in a base scenario and the result of financial intermediation of these instruments in a scenario of shock in interest rates.

In addition, sensitivity and loss control measures are also analyzed. They include:

    •   Mismatching analysis (GAPS): accumulated exposure by risk factor of cash flows expressed at market value, allocated at the maturity dates.

    •   Sensitivity (DV01- Delta Variation): impact on the fair value of cash flows when a 1 basis point change is applied to current interest rates or on the index rates.

    •   Sensitivity to Sundry Risk Factors (Greeks): partial derivatives of an option portfolio in relation to the prices of underlying assets, implied volatilities, interest rates and time.

In order to operate within the defined limits, ITAÚ UNIBANCO HOLDING hedges transactions with customers and proprietary positions, including its foreign investments. Derivatives are commonly used for these hedging activities, which can be either accounting or economic hedges, both governed by the institutional polices of ITAÚ UNIBANCO HOLDING.

The structure of limits and alerts obeys the Board of Directors’ guidelines, and it is reviewed and approved on an annual basis. This structure has specific limits aimed at improving the process of monitoring and understanding risk, and at avoiding concentration. These limits are quantified by assessing the forecast balance sheet results, the size of stockholders’ equity, market liquidity, complexity and volatility, and ITAÚ UNIBANCO HOLDING’s appetite for risk.

The consumption of market risk limits is monitored and disclosed daily through exposure and sensitivity maps. The market risk area analyzes and controls the adherence of these exposures to limits and alerts and reports them in a timely manner to the Treasury desks and other structures foreseen in the governance.

ITAÚ UNIBANCO HOLDING uses proprietary systems to measure the consolidated market risk. The processing of these systems occurs in a high-availability access-controlled environment, which has data storage and recovery processes and an infrastructure that ensures business continuity in contingency (disaster recovery) situations.

II.I - VaR - Consolidated ITAÚ UNIBANCO HOLDING

VaR is calculated by Historical Simulation, i.e. the expected distribution for profits and losses (P&L) of a portfolio over time, which can be estimated from past behavior of returns of market risk factors for this portfolio. VaR is calculated at a confidence level of 99%, historical period of 4 years (1.000 business days) and a holding period of one day. In addition, in a conservative approach, VaR is calculated daily, with and without volatility weighting, and the final VaR is the more restrictive of the values given by the two methods.

From 01/01 to 12/31/2024, the average total VaR in historical simulation was R$ 939 or 0.4% of total stockholders’ equity (R$ 931 or 0.5% of total stockholders’ equity from 01/01 to 12/31/2023).

	VaR Total (Historical Simulation) (in millions of reais) (1)
	12/31/2024				12/31/2023
	Average	Minimum	Maximum	Var Total	Average	Minimum	Maximum	Var Total
VaR by Risk Factor Group
Interest rates	1,179	988	2,120	2,009	1,251	1,059	1,585	1,408
Currencies	36	18	64	50	29	12	74	20
Shares	51	35	86	46	30	14	55	41
Commodities	17	8	41	19	12	2	33	7
Effect of diversification	-	-	-	(381)	-	-	-	(382)
Total risk	939	756	1,902	1,743	931	718	1,247	1,094
1)	VaR by Risk Factor Group considers information from foreign units.

II.I.I - Interest rate risk

The table below shows the accounting position of financial assets and liabilities exposed to interest rate risk, distributed by maturity (remaining contractual terms). This table is not used directly to manage interest rate risks, it is mostly used to permit the assessment of mismatching between accounts and products associated thereto and to identify possible risk concentration.

	12/31/2024						12/31/2023
	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total
Financial assets	617,119	433,855	245,916	923,202	338,412	2,558,504	600,522	345,039	243,631	795,985	294,149	2,279,326
At amortized cost	533,678	347,519	200,787	507,268	208,755	1,798,007	506,280	307,520	174,806	428,529	163,798	1,580,933
Central Bank of Brazil deposits	138,518	-	-	-	-	138,518	121,146	-	-	-	-	121,146
Interbank deposits	33,082	10,559	9,888	13,382	14	66,925	28,178	5,608	10,071	7,121	22	51,000
Securities purchased under agreements to resell	201,082	41,460	-	-	677	243,219	207,697	30,530	-	-	81	238,308
Securities	12,910	38,878	36,794	164,332	70,938	323,852	16,384	37,026	28,335	131,917	46,227	259,889
Loan and lease operations	148,086	256,622	154,105	329,554	137,126	1,025,493	132,875	234,356	136,400	289,491	117,468	910,590
At fair value through other comprehensive income	17,377	16,118	6,382	47,809	18,617	106,303	24,844	9,683	14,116	56,885	24,511	130,039
At fair value through profit or loss	66,064	70,218	38,747	368,125	111,040	654,194	69,398	27,836	54,709	310,571	105,840	568,354
Securities	50,816	57,814	24,538	332,313	94,662	560,143	59,071	19,439	49,087	289,490	94,665	511,752
Derivatives	15,232	12,321	13,888	35,285	15,713	92,439	10,327	8,357	5,613	20,484	10,470	55,251
Other financial assets	16	83	321	527	665	1,612	-	40	9	597	705	1,351
Financial liabilities	777,435	217,860	153,291	745,329	152,728	2,046,643	698,247	175,283	148,366	686,826	110,138	1,818,860
At amortized cost	766,631	203,641	137,520	710,423	142,153	1,960,368	690,259	169,109	140,559	666,315	99,287	1,765,529
Deposits	382,252	90,133	53,767	503,422	25,167	1,054,741	347,884	78,985	53,949	467,682	2,852	951,352
Securities sold under repurchase agreements	322,797	21,378	1,458	5,279	37,875	388,787	326,025	1,180	4,200	13,250	18,131	362,786
Interbank market funds	56,173	87,015	74,950	148,059	6,097	372,294	15,099	83,409	77,263	142,023	10,851	328,645
Institutional market funds	5,005	5,057	6,971	50,500	73,014	140,547	805	5,325	5,123	40,885	67,453	119,591
Premium bonds plans	404	58	374	3,163	-	3,999	446	210	24	2,475	-	3,155
At fair value through profit or loss	10,804	14,219	15,771	34,906	10,575	86,275	7,988	6,174	7,807	20,511	10,851	53,331
Derivatives	10,775	14,179	15,626	34,756	10,077	85,413	7,988	6,165	7,798	20,162	10,362	52,475
Structured notes	-	-	-	12	306	318	-	-	2	19	275	296
Other financial liabilities	29	40	145	138	192	544	-	9	7	330	214	560
Difference assets / liabilities (1)	(160,316)	215,995	92,625	177,873	185,684	511,861	(97,725)	169,756	95,265	109,159	184,011	460,466
Cumulative difference	(160,316)	55,679	148,304	326,177	511,861		(97,725)	72,031	167,296	276,455	460,466
Ratio of cumulative difference to total interest-bearing assets	(6.3)%	2.2%	5.8%	12.7%	20.0%		(4.3)%	3.2%	7.3%	12.1%	20.2%
1)	The difference arises from the mismatch between the maturities of all remunerated assets and liabilities, at the respective period-end date, considering the contractually agreed terms.

II.I.II - Currency risk

The purpose of ITAÚ UNIBANCO HOLDING's management of foreign exchange exposure is to mitigate the effects arising from variation in foreign exchange rates, which may present high-volatility periods.

The currency (or foreign exchange) risk arises from positions that are sensitive to oscillations in foreign exchange rates. These positions may be originated by financial instruments that are denominated in a currency other than the functional currency in which the balance sheet is measured or through positions in derivative instruments (for negotiation or hedge). Sensitivity to currency risk is disclosed in the table VaR Total (Historical Simulation) described in item II.I – VaR Consolidated – ITAÚ UNIBANCO HOLDING.

II.I.III - Share Price Risk

The exposure to share price risk is disclosed in Note 5, related to Financial Assets through Profit or Loss - Securities, and Note 8, related to Financial Assets at Fair Value through Other Comprehensive Income - Securities.

III - Liquidity risk

Defined as the possibility that the institution may be unable to efficiently meet its expected and unexpected obligations, both current and future, including those arising from guarantees issued, without affecting its daily operations and without incurring significant losses.

Liquidity risk is controlled by an area independent from the business area and responsible for establishing the reserve composition, estimating the cash flow and exposure to liquidity risk in different time horizons, and for monitoring the minimum limits to absorb losses in stress scenarios for each country where ITAÚ UNIBANCO HOLDING operates. All activities are subject to verification by independent validation, internal control and audit areas.

Liquidity management policies and limits are based on prospective scenarios and senior management’s guidelines. These scenarios are reviewed on a periodic basis, by analyzing the need for cash due to atypical market conditions or strategic decisions by ITAÚ UNIBANCO HOLDING.

ITAÚ UNIBANCO HOLDING manages and controls liquidity risk on a daily basis, using procedures approved in superior committees, including the adoption of liquidity minimum limits, sufficient to absorb possible cash losses in stress scenarios, measured with the use of internal and regulatory methods.

Among the main regulatory liquidity indicators, the following indicators stand out:

Liquidity Coverage Ratio (LCR): can be defined as a sufficiency index over a 30-day horizon, measuring the available amount of assets available to honor potential liquid outflows in a stress scenario.

Net Stable Funding Ratio (NSFR): can be defined as an analysis of funding available for the financing of long-term assets.

Both metrics are managed by the liquidity risk area and they have limits approved by superior committees, as well as governance of action plans in possible liquidity stress scenarios.

Additionally, the following items for monitoring and supporting decisions are periodically prepared and submitted to senior management:

    •   Different scenarios projected for changes in liquidity.

    •   Contingency plans for crisis situations.

    •   Reports and charts that describe the risk positions.

    •   Assessment of funding costs and alternative sources of funding.

    •   Monitoring of changes in funding through a constant control of sources of funding, considering the type of investor, maturities and other factors.

III.I - Primary sources of funding

ITAÚ UNIBANCO HOLDING has different sources of funding, of which a significant portion is from the retail segment. Of total customers’ funds, 69.5% or R$ 1,089,345, is immediately available to customers. However, the historical behavior of the accumulated balance of the two largest items in this group – time deposit and interbank market funds - is relatively consistent with the balances increasing over time and inflows exceeding outflows for monthly average amounts.

Funding from customers	12/31/2024			12/31/2023
	0-30 days	Total	%	0-30 days	Total	%
Deposits	894,482	1,054,741		817,050	951,352
Demand deposits	124,920	124,920	8.0%	105,634	105,634	7.6%
Savings deposits	180,730	180,730	11.5%	174,765	174,765	12.5%
Time deposits (1)	580,855	735,376	46.9%	527,841	656,591	46.9%
Other	7,977	13,715	0.9%	8,810	14,362	1.0%
Interbank market funds (1)	189,700	372,294	23.7%	200,886	328,645	23.5%
Funds from own issue (2)	-	2	-	-	8	-
Institutional market funds	5,163	140,547	9.0%	1,106	119,591	8.5%
Total	1,089,345	1,567,584	100.0%	1,019,042	1,399,596	100.0%
1)	The settlement date is considered as the closest period in which the client has the possibility of withdrawing funds.
2)	Refers to Deposits received under securities repurchase agreements with securities from own issue.

III.II - Control over liquidity

Under the LCR metric, ITAÚ UNIBANCO HOLDING has High-quality Liquid Assets (HQLA) which totaled an average of R$ 362,609 in the period, mainly made up of sovereign securities, reserves in central banks and cash. Net cash outflows totaled an average of R$ 163,863 in the period, mainly made up of retail, wholesale funds, additional requirements, contractual and contingent obligations, offset by cash inflows from loans and other expected cash inflows.

The average LCR in the period is 221.3% (191.8% at 12/31/2023) above the 100% threshold, and therefore the entity comfortably has sufficient stable funds available to support losses under the standardized stress scenario for LCR.

From the NSFR perspective, ITAÚ UNIBANCO HOLDING has Available Stable Funding (ASF) that totaled R$ 1,375,854 in the period, mainly made up of capital, retail and wholesale funds. The required stable funding (RSF) totaled R$ 1,127,870 in the period, mainly made up of loans and financing granted to wholesale and retail clients, central governments, and operations with central banks.

The NSFR at the period closing is 122.0% (126.9% at 12/31/2023), above the 100% threshold, and therefore the entity comfortably has sufficient stable funds available to support the stable funds required in the long term, in accordance with the metric.

Liabilities according to their remaining contractual maturities, considering their undiscounted flows, are presented below:

Undiscounted future flows, except for derivatives which are fair value	12/31/2024					12/31/2023
Financial liabilities	0 – 30	31 – 365	366 – 720	Over 720 days	Total	0 – 30	31 – 365	366 – 720	Over 720 days	Total

Deposits	894,493	132,640	14,588	18,118	1,059,839	817,054	83,175	29,089	25,015	954,333
Demand deposits	124,920	-	-	-	124,920	105,634	-	-	-	105,634
Savings deposits	180,730	-	-	-	180,730	174,765	-	-	-	174,765
Time deposit	580,855	131,189	10,740	17,348	740,132	527,841	82,376	24,238	25,012	659,467
Interbank deposits	1,497	1,451	3,848	770	7,566	900	799	4,851	3	6,553
Other deposits	6,491	-	-	-	6,491	7,914	-	-	-	7,914

Central Bank of Brazil deposits	(137,510)	(19,100)	(1,564)	(2,524)	(160,698)	(127,312)	(11,322)	(3,332)	(3,438)	(145,404)
Demand deposits	(22,180)	-	-	-	(22,180)	(24,258)	-	-	-	(24,258)
Savings deposits	(30,763)	-	-	-	(30,763)	(30,505)	-	-	-	(30,505)
Time deposit	(84,567)	(19,100)	(1,564)	(2,524)	(107,755)	(72,549)	(11,322)	(3,332)	(3,438)	(90,641)

Securities sold under repurchase agreements	352,257	23,772	572	77,597	454,198	352,654	4,909	4,217	65,524	427,304
Government securities	274,340	7,511	290	76,463	358,604	282,119	4,504	4,029	64,160	354,812
Corporate securities	27,191	15,642	282	1,134	44,249	31,059	401	188	1,364	33,012
Foreign	50,726	619	-	-	51,345	39,476	4	-	-	39,480

Interbank market funds	189,700	114,859	33,650	60,238	398,447	200,886	65,124	33,361	43,284	342,655

Institutional market funds	5,163	15,436	54,277	100,802	175,678	1,106	12,227	48,240	81,110	142,683

Derivative financial instruments - Net position	10,775	29,805	12,566	32,267	85,413	7,988	13,963	7,553	22,971	52,475
Swaps	3,187	7,957	10,065	30,185	51,394	3,231	4,064	6,476	21,970	35,741
Options	3,902	14,825	1,065	796	20,588	903	7,010	595	464	8,972
Forwards	1,435	2	-	13	1,450	2,965	-	1	16	2,982
Other derivatives	2,251	7,021	1,436	1,273	11,981	889	2,889	481	521	4,780

Other financial liabilities	29	185	138	192	544	-	3	205	352	560

Total financial liabilities	1,314,907	297,597	114,227	286,690	2,013,421	1,252,376	168,079	119,333	234,818	1,774,606

Off-balance commitments		12/31/2024					12/31/2023
	Note	0 – 30	31 – 365	366 – 720	Over 720 days	Total	0 – 30	31 – 365	366 – 720	Over 720 days	Total
Financial guarantees		3,323	42,924	21,910	55,758	123,915	2,875	32,938	14,264	52,545	102,622
Loan commitments		192,814	53,056	19,647	234,297	499,814	176,017	51,101	10,313	192,647	430,078
Letters of credit to be released		72,930	-	-	-	72,930	20,850	-	-	-	20,850
Contractual commitments - Fixed and Intangible assets	13, 14	-	-	-	-	-	-	3	-	-	3
Total		269,067	95,980	41,557	290,055	696,659	199,742	84,042	24,577	245,192	553,553

IV - Emerging Risks

Defined as those with a potentially material impact on the business in the medium and long term, but for which there are not enough elements yet for their complete assessment and mitigation due to the number of factors and impacts not yet totally known, such as geopolitical and macroeconomic risk and climate change. Their causes can be originated by external events and result in the emergence of new risks or in the intensification of risks already monitored by ITAÚ UNIBANCO HOLDING.

The identification and monitoring of Emerging Risks are ensured by ITAÚ UNIBANCO HOLDING’s governance, allowing these risks to be incorporated into risk management processes too.

V - Social, Environmental and Climate Risks

Social, environmental and climate risks are the possibility of losses due to exposure to social, environmental and/or climatic events related to the activities developed by ITAÚ UNIBANCO HOLDING.

Social, environmental and climatic factors are considered relevant to the business of ITAÚ UNIBANCO HOLDING, since they may affect the creation of shared value in the short, medium and long term.

The Policy of Social, Environmental and Climatic Risks (Risks SAC Policy) establishes the guidelines and underlying principles for social, environmental and climatic risk management, addressing the most significant risks for the institution’s operation through specific procedures.

Actions to mitigate the Social, Environmental and Climatic Risks are taken based on the mapping of processes, risks and controls, monitoring of new standards related to the theme and recording of occurrence in internal systems. In addition to the identification, the phases of prioritization, response to risk, mitigation, monitoring and reporting of assessed risks supplement the management of these risks at ITAÚ UNIBANCO HOLDING.

In the management of Social, Environmental and Climatic Risks, business areas manage the risk in its daily activities, following the Risks SAC Policy guidelines and specific processes, with the support of specialized assessment from dedicated technical teams located in Credit, which serves the Wholesale segment, Credit Risk and Modeling, and Institutional Legal teams, that act on an integrated way in the management of all dimensions of the Social, Environmental and Climatic Risks related to the conglomerate’s activities. As an example of specific guidelines for the management of these risks, ITAÚ UNIBANCO HOLDING has specific governance for granting and renewing credit in senior approval levels for clients in certain economic sectors, classified as Sensitive Sectors (Mining, Steel & Metallurgy, Oil & Gas, Textiles Industry and Retail Clothing, Paper & Pulp, Chemicals & Petrochemicals, Agri - Meatpacking, Agri - Crop Protection and Fertilizers, Wood, Energy, Rural Producers and Real Estate), for which there is an individualized analysis of Social, Environmental and Climate Risks. The institution also counts with specific procedures for the Institution’s operation (stockholders’ equity, branch infrastructure, technology and suppliers), credit, investments and key controls. SAC Risks area, Internal Controls and Compliance areas, in turn, support and ensure the governance of the activities of the business and credit areas that serves the business. The Internal Audit acts on an independent manner, assessing risk management, controls and governance.

Governance also counts on the Social, Environmental and Climatic Risks Committee, whose main responsibility is to assess and deliberate about institutional and strategic matters, as well as to resolve on products, operations, services, among others involving the Social, Environmental and Climatic Risks.

Climate Risk includes: (i) physical risks, arising from changes in weather patterns, such as increased rainfall, and temperature and extreme weather events, and (ii) transition risks, resulting from changes in the economy, as a result of climate actions, such as carbon pricing, climate regulation, market risks and reputational risks.

Considering its relevance, climate risk has become one of the main priorities for ITAÚ UNIBANCO HOLDING, which supports the Task Force on Climate-related Financial Disclosures (TCFD) and it is committed to maintaining a process of evolution and continuous improvement within the pillars recommended by the TCFD. With this purpose, ITAÚ UNIBANCO HOLDING is strengthening the governance and strategy related to Climate Risk and developing tools and methodologies to assess and manage these risks.

ITAÚ UNIBANCO HOLDING measures the sensitivity of the credit portfolio to climate risks by applying the Climate Risk Sensitivity Assessment Tool, developed by Febraban. The tool combines relevance and proportionality criteria to identify the sectors and clients within the portfolio that are more sensitive to climate risks, considering physical and transition risks. The sectors with the highest probability of suffering financial impacts from climate change, following the TCFD guidelines, are: energy, transport, materials and construction, agriculture, food and forestry products.

c) Capital Management Governance

ITAÚ UNIBANCO HOLDING is subject to the regulations of BACEN, which determines minimum capital requirements, procedures to obtain information to assess the global systemic importance of banks, fixed asset limits, loan limits and accounting practices, and requires banks to conform to the regulations based on the Basel Accord for capital adequacy. Additionally, CNSP and SUSEP issue regulations on capital requirements that affect our insurance operations and private pension and premium bonds plans.

The capital statements were prepared in accordance with BACEN’s regulatory requirements and with internationally accepted minimum requirements according to the Bank for International Settlements (BIS).

I - Composition and Capital Adequacy

The Board of Directors is the body responsible for approving the institutional capital management policy and guidelines for the capitalization level of ITAÚ UNIBANCO HOLDING. The Board is also responsible for the full approval of the ICAAP (Internal Capital Adequacy Assessment Process) report, the purpose of which is to assess the capital adequacy of ITAÚ UNIBANCO HOLDING.

The result of the last ICAAP, which comprises stress tests – which was dated December 2023 – indicated that ITAÚ UNIBANCO HOLDING has, in addition to capital to cover all material risks, a significant capital surplus, thus assuring the solidity of the institution’s equity position.

In order to ensure that ITAÚ UNIBANCO HOLDING is sound and has the capital needed to support business growth, the institution maintains PR levels above the minimum level required to face risks, as demonstrated by the Common Equity Tier I, Tier I Capital and Total Capital ratios.

	12/31/2024	12/31/2023
Available capital (amounts)
Common Equity Tier 1 (CET 1)	188,265	166,389
Tier 1	206,196	185,141
Total capital (PR)	227,602	206,862
Risk-weighted assets (amounts)
Total risk-weighted assets (RWA)	1,379,056	1,215,019
Risk-based capital ratios as a percentage of RWA
Common Equity Tier 1 ratio (%)	13.7%	13.7%
Tier 1 ratio (%)	15.0%	15.2%
Total capital ratio (%)	16.5%	17.0%
Additional CET1 buffer requirements as a percentage of RWA
Capital conservation buffer requirement (%)	2.5%	2.5%
Countercyclical buffer requirement (%)	0.1%	-
Bank G-SIB and/or D-SIB additional requirements (%)	1.0%	1.0%
Total of bank CET1 specific buffer requirements (%)	3.6%	3.5%

At 12/31/2024, the amount of perpetual subordinated debt that makes up Tier I capital is R$ 16,957 (R$ 18,028 at 12/31/2023) and the amount of perpetual subordinated debt that makes up Tier capital II is R$ 20,497 (R$ 21,208 at 12/31/2023).

The Basel Ratio reached 16.5% at 12/31/2024, a decrease of (0.5) p.p. compared to 12/31/2023, mainly due to repurchases of debts that composing the Tier I and Tier II capital.

Additionally, ITAÚ UNIBANCO HOLDING has a surplus over the required minimum Total capital of R$ 117,278 (R$ 109,660 at 12/31/2023), well above the Capital Buffer requirement of R$ 49,049 (R$ 42,526 at 12/31/2023), widely covered by available capital.

The fixed assets ratio indicates the commitment percentage of adjusted Total capital with adjusted permanent assets. ITAÚ UNIBANCO HOLDING falls within the maximum limit of 50% of adjusted Total capital, established by BACEN. At 12/31/2024, fixed assets ratio reached 18.5% (21.5% at 12/31/2023), showing a surplus of R$ 71,704 (R$ 58,879 at 12/31/2023).

II - Risk-Weighted Assets (RWA)

For calculating minimum capital requirements, RWA must be obtained by taking the sum of the following risk exposures:

    •   RWACPAD = portion related to exposures to credit risk, calculated using standardized approach.

    •   RWACIRB = portion related to exposures to credit risk, calculated according to internal credit risk rating systems (IRB - Internal Ratings-Based approaches), authorized by the Central Bank of Brazil.

    •   RWAMPAD = portion related to the market risk capital requirement, calculated using standardized approach.

    •   RWAMINT = portion related to the market risk capital requirement, calculated according to internal model approaches, authorized by the Central Bank of Brazil.

    •   RWAOPAD = portion related to the operational risk capital requirement, calculated using standardized approach.

	RWA
	12/31/2024	12/31/2023
Credit risk (excluding counterparty credit risk)	1,108,011	976,915
Of which: standardised approach for credit risk	1,038,238	924,518
Of which: foundation internal rating-based approach (F-IRB)	-	-
Of which: advanced internal rating-based approach (A-IRB)	69,773	52,397
Counterparty credit risk (CCR)	44,837	30,804
Of which: standardized approach for counterparty credit risk (SA-CCR)	35,148	22,259
Of which: other CCR	9,689	8,545
Equity investments in funds - look-through approach	4,667	5,871
Equity investments in funds - mandate-based approach	-	-
Equity investments in funds - fall-back approach	716	1,543
Securitisation exposures in banking book	9,242	4,141
Market Risk	43,189	43,179
Of which: standardized approach (RWAMPAD)	52,643	52,299
Of which: internal models approach (RWAMINT)	28,471	18,871
Operational Risk	112,827	103,094
Payment Services risk (RWASP)	NA	NA
Amounts below the thresholds for deduction	55,567	49,472
Total	1,379,056	1,215,019

III - Recovery Plan

In response to the latest international crises, the Central Bank published Resolution No. 4,502, which requires the development of a Recovery Plan by financial institutions within Segment 1, with total exposure to GDP of more than 10%. This plan aims to reestablish adequate levels of capital and liquidity above regulatory operating limits in the face of severe systemic or idiosyncratic stress shocks. In this way, each institution could preserve its financial viability while also minimizing the impact on the National Financial System.

IV - Stress testing

The stress test is a process of simulating extreme economic and market conditions on ITAÚ UNIBANCO HOLDING’s results, liquidity and capital. The institution has been carrying out this test in order to assess its solvency in plausible scenarios of crisis, as well as to identify areas that are more susceptible to the impact of stress that may be the subject of risk mitigation.

For the purposes of the test, the economic research area estimates macroeconomic variables for each stress scenario. The elaboration of stress scenarios considers the qualitative analysis of the Brazilian and the global conjuncture, historical and hypothetical elements, short and long term risks, among other aspects, as defined in CMN Resolution 4,557.

In this process, the main potential risks to the economy are assessed based on the judgment of the bank's team of economists, endorsed by the Chief Economist of ITAÚ UNIBANCO HOLDING and approved by the Board of Directors. Projections for the macroeconomic variables (such as GDP, basic interest rate, exchange rates and inflation) and for variables in the credit market (such as raisings, lending, rates of default, margins and charges) used are based on exogenous shocks or through use of models validated by an independent area.

Then, the stress scenarios adopted are used to influence the budgeted result and balance sheet. In addition to the scenario analysis methodology, sensitivity analysis and the Reverse Stress Test are also used.

ITAÚ UNIBANCO HOLDING uses the simulations to manage its portfolio risks, considering Brazil (segregated into wholesale and retail) and External Units, from which the risk-weighted assets and the capital and liquidity ratios are derived.

The stress test is also an integral part of the ICAAP, the main purpose of which is to assess whether, even in severely adverse situations, the institution would have adequate levels of capital and liquidity, without any impact on the development of its activities.

This information enables potential offenders to the business to be identified and provides support for the strategic decisions of the Board of Directors, the budgeting and risk management process, as well as serving as an input for the institution’s risk appetite metrics.

V - Leverage Ratio

The Leverage Ratio is defined as the ratio between Tier I Capital and Total Exposure, calculated according to BACEN Circular 3,748, which minimum requirement is of 3%. The ratio is intended to be a simple measure of non-risk-sensitive leverage, and so it does not take into account risk weights or risk mitigation.

d) Management risks of insurance contracts and private pension

I - Management structure, roles and responsibilities

ITAÚ UNIBANCO HOLDING has specific committees, whose assignment is to define and establish guidelines for the management of funds from insurance contracts and private pension, with the objective of long-term profitability, and to establish assessment models, risk limits and resource allocation strategies in defined financial assets.

II - Underwriting risk

In addition to the risks inherent in financial instruments related to insurance contracts and private pension, operations carried out at ITAÚ UNIBANCO HOLDING cause exposure to underwriting risk.

Underwriting risk is the risk of significant deviations in the methodologies and/or assumptions used for pricing products that may adversely affect ITAÚ UNIBANCO HOLDING, which may be consummated in different ways, depending on the product offered:

(i) Insurance: results from the change in risk behavior in relation to the increase in the frequency and/or severity of claims incurred, contrary to pricing estimates.

(ii) Private Pension: is observed in the increase in life expectancy or deviation from the assumptions adopted in the estimates of future cash flows.

The measurement of exposure to underwriting risk is based on the analysis of the actuarial assumptions adopted in the recognition of liabilities and pricing of products through i) monitoring the evolution of equity required to mitigate the risk of insolvency or liquidity; ii) follow-up of portfolios, products, and coverage, from the perspective of results, adherence to expected rates and expected behavior of loss ratio.

Exposure to underwriting risk is managed and monitored in accordance with risk appetite levels approved by Management and is controlled using indicators that allow the creation of stress scenarios and simulations of the portfolio.

II.I Risk Concentrations

For ITAÚ UNIBANCO HOLDING there is no concentration of products in relation to insurance premiums, thus reducing the risk of concentration in products and distribution channels. ITAÚ UNIBANCO HOLDING's insurance and private pension operations are mainly related to death and survivorship coverage.

II.II - Sensitivity analysis

The sensitivity analysis considers a vision impacts caused by changes in assumptions, which could affect the income and stockholders’ equity at the report date. This type of analysis is usually conducted under the ceteris paribus condition, in which the sensitivity of a system is measured when one variable of interest is changed and all the others remain unchanged. The results obtained are shown in the table below:

Assumptions	12/31/2024
	Impact in Income		Impact in Stockholders’ Equity
	Insurance	Private pension	Insurance	Private pension
Discount rate
0.5 p.p. increase	-	(28)	49	653
0.5 p.p. decrease	-	24	(53)	(722)
Biometric tables
5% increase	(10)	51	-	-
5% decrease	11	(53)	-	-
Claims
5% increase	(32)	-	-	-
5% decrease	32	-	-	-

III - Liquidity risk

Liquidity risk management for insurance and private pension operations is performed on an ongoing basis, based on monitoring the flow of payments related to its liabilities, the flow of receipts generated by operations and the portfolio of financial assets.

Financial assets are managed with the purpose of optimizing the relationship between risk and return on investments, considering the characteristics of their liabilities. Accordingly, investments are concentrated in government and corporate securities with good credit quality in active and liquid markets, keeping a considerable amount invested in short-term assets, with immediate liquidity, to meet regular and contingent liquidity needs. In addition, ITAÚ UNIBANCO HOLDING constantly monitors the solvency conditions of its operations.

Below is a maturity analysis of estimated undiscounted future cash flows from insurance contracts and private pension, considering assumptions of inflows, outflows and discount rates (Note 27c):

Period	12/31/2024			12/31/2023
	Insurance	Private pension	Total	Insurance	Private pension	Total
1 year	(817)	9,483	8,666	(806)	15,247	14,441
2 years	(333)	13,240	12,907	(310)	19,187	18,877
3 years	(240)	14,702	14,462	(220)	18,409	18,189
4 years	(126)	15,991	15,865	(109)	17,850	17,741
5 years	(4)	17,096	17,092	5	17,354	17,359
Over 5 years	2,108	1,111,776	1,113,884	1,963	425,166	427,129
Total (1)	588	1,182,288	1,182,876	523	513,213	513,736
1)	Refers to (inflows) and outflows of cash flows related to insurance contracts and private pension. Variations observed in private pension plans are due to the increase in future contributions and reduction of exit assumptions that consequently impacted the volume of rescues and deaths.

ITAÚ UNIBANCO HOLDING holds R$ 295,823 (R$ 261,530 at 12/31/2023) referring to amounts that are payable or demand, which represent contributions made by insured parties that can be redeemed at any time. All these amounts refer to contracts issued that are liabilities, and no group of contracts was in asset position in the period.

IV - Credit risk

The credit risk arising from insurance contract premiums is not material, as cases with unpaid coverage are canceled after 90 days.

Reinsurance operations are controlled through an internal policy, observing the regulator's guidelines regarding the reinsurers with which ITAÚ UNIBANCO HOLDING operates.

Taking out reinsurance is subject to an assessment of the reinsurer's credit risk and the operational limits for its consummation, and monitoring is carried out during the effectiveness to identify signs of deterioration that lead to changes in the analyzes conducted.